Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
We maintain an Insider Trading Policy that generally prohibits Company personnel from engaging in securities transactions while in possession of material nonpublic information. A copy of the Insider Trading Policy was filed as Exhibit 10.19 to the Company’s Annual Report on Form
10-K
for 2024. While we do not maintain separate formal policies with respect to the timing of awarding options in relation to the disclosure of material nonpublic information, our Board and Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
During fiscal year 2024, no stock options were awarded to any of our named executive officers during the period beginning four business days before the filing of a periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of a current report on Form
8-K
that discloses material nonpublic information (other than a current report on Form
8-K
disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such report.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	While we do not maintain separate formal policies with respect to the timing of awarding options in relation to the disclosure of material nonpublic information, our Board and Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false